Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Feb. 28, 2026	Feb. 28, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,715,838)	$ (4,594,018)	$ (14,510,251)	$ (18,935,592)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	545,841	482,076	2,122,730	1,480,636
Inventory provision			(290,000)	(494,000)
Bad debts expense	70,000	48,982	138,405	83,682
Reduction of right of use asset	38,013	33,865	141,217	119,151
Accretion of lease liability	23,281	27,428	103,956	118,502
Stock based compensation	60,508	80,355	1,815,848	1,831,685
Amortization of debt discounts	385,493	47,089	536,078	271,234
Loss on settlement of debt	707,600
Penalty added to face value of the loan			24,510
Gain on settlement of debt			(3,434,685)	(468,262)
Loss on disposal of revenue earning devices and fixed assets			93,249
Increase (decrease) in related party accrued payroll and interest	(129,687)	5,700	132,268	71,927
Changes in operating assets and liabilities:
Accounts receivable	(40,696)	424,655	224,725	(694,929)
Prepaid expenses and deposits on inventory	(51,841)	104,498	294,264	(160,393)
Deposit on right of use asset		(13,187)	(13,187)
Security deposit on operating lease			(3,400)
Device parts inventory	(336,925)	(480,951)	(2,133,437)	(2,464,468)
Accounts payable and accrued expenses	(332,150)	524,109	879,021	505,068
Deferred compensation for CFO	178,895	(1,246,687)	(390,744)	1,663,833
Customer deposits	(19,806)	(487)	55,748	17,876
Operating lease liability payments	(60,449)	(58,962)	(238,792)	(225,413)
Current portion of deferred variable payment obligations for payments	298,112	301,287	1,260,469	996,881
Accrued interest payable	1,620,342	993,063	3,847,474	4,086,194
Net cash used in operating activities	(2,759,307)	(3,321,185)	(9,344,534)	(12,196,388)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(15,600)	(8,422)	(10,863)	(23,724)
Acquisition of trademarks	(838)	(1,298)	(1,998)	(6,241)
Purchase of investment (convertible note receivable)				(50,000)
Net cash (used in) investing activities	(16,438)	(9,720)	(12,861)	(79,965)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	823,480	2,839,777	5,219,853	12,702,010
Proceeds on issuance of Series C shares	200,000			278,000
Redemption of Series B or Series C Preferred Shares			(125,000)	(389,188)
Proceeds on issuance of Series C Preferred Shares				278,580
Proceeds from loans payable	2,714,028		4,808,171	350,000
Repayment of loans payable	(976,163)	(50,000)	(1,302,561)	(183,000)
Net cash provided by financing activities	2,761,345	2,789,777	8,600,463	13,036,402
Net change in cash	(14,400)	(541,128)	(756,932)	760,049
Cash, beginning of period	109,043	865,975	865,975	105,926
Cash, end of period	94,643	324,847	109,043	865,975
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	19,257	8,910	188,993	94,517
Cash paid for income taxes
Noncash investing and financing activities:
Cumulative Effect Adjustment RFV discount per adoption of ASU 2020-06 at March 1, 2024				4,175,535
Right of use asset for lease liability		53,739	53,739
Transfer from device parts inventory to fixed assets and revenue earning devices	276,717	917,294	2,688,421	3,506,341
Series C penalty shares issued			324,447
Discount applied to face value of loan	419,167		811,689
Exchange of Series F Preferred Shares for loans payable				400,000
Exchange of loans payable and accrued interest for common shares			6,484,000	562,000
Convertible note receivable exchanged for investment at cost				50,000
Dividend on Series B or Series C Preferred Shares paid in Series B or Series C Preferred Shares			$ 58,100	$ 5,188
Exchange of notes payable and accrued interest for common shares	745,900	1,250,500
Conversion of Series C shares to common shares	391,572
Series C preferred shares issued as dividend	17,388	12,073
Commitment fee shares as debt discount	$ 202,050